Commitments and Contingencies (Tables)	12 Months Ended
Apr. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments due each fiscal year are as follows (in thousands):

2017	$192,013
2018	64,149
2019	—
Total	$256,162